Tax liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Tax liabilities
Tax liabilities at beginning of fiscal year	€ 10,643	€ 22,987	€ 25,096
Additions	1,536	1,725	3,410
Additions through business combination	1,601
Utilizations	(11,017)	(13,477)	(4,883)
Releases	0	(592)	(637)
Tax liabilities at end of fiscal year	€ 2,764	€ 10,643	€ 22,987